Expense Example	Jun. 20, 2025 USD ($)
Horizon Dividend Income ETF | Horizon Dividend Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Horizon Core Equity ETF | Horizon Core Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Horizon Managed Risk ETF | Horizon Managed Risk ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Horizon Core Bond ETF | Horizon Core Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Horizon Flexible Income ETF | Horizon Flexible Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Horizon Nasdaq-100 Defined Risk ETF | Horizon Nasdaq-100 Defined Risk ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Horizon Digital Frontier ETF | Horizon Digital Frontier ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240